Basis of preparation	12 Months Ended
Dec. 31, 2025
Disclosure Of Basis Of Preparation Of Financials Statements [Abstract]
Basis of preparation
(2)	Basis of preparation-

(a)	Statement of compliance-
These consolidated financial statements have been prepared in accordance with IFRS Accounting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The designation IFRS includes all standards issued by the IASB and related interpretations issued by the International Financial Reporting Interpretations Committee (“IFRIC”).
On April 30, 2026, the Company’s Chief Executive Officer and Chief Financial Officer, Andrés Conesa Labastida and Ricardo Sánchez Baker, respectively, authorized the issuance of the accompanying consolidated financial statements and related notes thereto.
In accordance with the General Corporations Law and the Group’s bylaws, the stockholders are empowered to modify the consolidated financial statements after issuance. The accompanying consolidated financial statements will be submitted to the next S tock
holders’ Meeting for approval.

(b)	Initial Public Offering-
On November 5, 2025, Grupo Aeroméxico announced the pricing of its global offering of 11,727,325 American Depositary Shares (“ADS”) at a price of $19.00 dollars per ADS in the United States and 27,463,590 common shares at a price of Ps.35.34 per common share in Mexico. Each ADS represents 10 common shares of Grupo Aeroméxico (see Note 26).

The ADS began trading on the NYSE and the common shares on the BMV on November 6, 2025, under the ticker symbol “AERO”. The Global Offering closed on November 7, 2025.

(c)	Basis of measurement-
These consolidated financial statements are presented in US Dollar (“$”, “dollar” or “US”), which is the Group’s functional currency. All amounts have been rounded to the nearest thousand, unless otherwise indicated.
Due to rounding, numbers presented throughout this document may not add up precisely to the totals we provide and percentages may not precisely reflect the absolute figures.

(d)	Use of estimates and judgments-
In preparing these consolidated financial statements, Management has made judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses.
We base our judgments, estimates, and assumptions on historical and forecast information, as well as regional and industry economic conditions in which we or our customers operate, changes to which could adversely affect our estimates. Although we believe we have made reasonable estimates about the ultimate resolution of the underlying uncertainties, no assurance can be given that the final outcome of these matters will be consistent with what is reflected in our assets, liabilities, revenues, and expenses. Actual results may differ from those estimates.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
Information about judgments in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following notes:
Notes 3(e) and 15 – useful lives of property and equipment
Note 3(f) - incremental borrowing rate to estimate the
right-of-use
assets and lease liabilities
Note 3(i) - impairment
Note 3(l) – revenue recognition: determination if the revenues coming from the services rendered by the Group are recognized at a point in time or over time
Note 24 – leased aircraft return provisions

Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next financial year, is included in the following notes:
Note 3(l) – air traffic liability and frequent flyer program
Note 20 – deferred tax assets and liabilities
Note 24 – provisions
Note 28 – measurement of loss allowances for expected credit losses for trade accounts receivable and assets from contracts: key assumptions used to determine the weighted average loss rate
Note 32 – contingencies and commitments

(e)	Scope of consolidation
The consolidated financial statements include Grupo Aeroméxico, S. A. B. de C. V. and all entities that are controlled directly or indirectly by Grupo Aeroméxico.
All Grupo Aeromexico’s entities prepare their financial statements as of December 31. All financial statements were prepared applying IFRS as issued by the IASB.
Intercompany transactions and balances relating to consolidated entities have been eliminated.
During the year ended on December 31, 2025 there were no changes in the number of entities included in the consolidated financial statements (see Note 6), 26 entities in total at the beginning and year-end.